GOODWILL - Acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Balance at the beginning of the period	$ 12,679
Balance at the end of the period	12,582	$ 12,679
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	12,679	12,887
Foreign exchange rate changes	(97)	(208)
Balance at the end of the period	$ 12,582	$ 12,679